Right-Of-Use Assets - Disclosure Of Right Of Use Assets (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 5,046,597	$ 393,400
Depreciation	(1,157,746)	(314,494)	$ (11,824)
Ending Balance	16,659,502	5,046,597	393,400
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,455,491	506,162	136,293
Additions	12,962,041	5,020,508	401,709
Depreciation			(31,840)
Early termination of lease		(71,179)
Termination of leases	(91,478)
Foreign exchange translation adjustment	(22,245)
Ending Balance	18,303,809	5,455,491	506,162
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(408,894)	(112,762)	(13,363)
Depreciation	(1,278,685)	(321,996)	(111,824)
Transferred to property and equipment			12,425
Early termination of lease		23,940
Termination of leases	44,439
Foreign exchange translation adjustment	(1,167)	1,924
Ending Balance	(1,644,307)	(408,894)	(112,762)
Right-of-use Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	4,938,265	221,028
Ending Balance	14,860,850	4,938,265	221,028
Right-of-use Building [Member] | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,280,607	289,855	77,659
Additions	11,081,620	4,990,752	212,196
Termination of leases	(7,493)
Foreign exchange translation adjustment	(22,245)
Ending Balance	16,332,489	5,280,607	289,855
Right-of-use Building [Member] | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(342,342)	(68,827)
Depreciation	(1,130,496)	(275,439)	(68,827)
Termination of leases	2,366
Foreign exchange translation adjustment	(1,167)	1,924
Ending Balance	(1,471,639)	(342,342)	(68,827)
Right-of-use Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	90,050	172,372
Ending Balance	1,776,122	90,050	172,372
Right-of-use Equipment [Member] | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	151,117	216,307	58,634
Additions	1,847,264	5,989	189,513
Depreciation			(31,840)
Early termination of lease		(71,179)
Termination of leases	(60,218)
Ending Balance	1,938,163	151,117	216,307
Right-of-use Equipment [Member] | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(61,067)	(43,935)	(13,363)
Depreciation	(137,105)	(41,072)	(42,997)
Transferred to property and equipment			12,425
Early termination of lease		23,940	23,940
Termination of leases	36,131
Ending Balance	(162,041)	(61,067)	$ (43,935)
Right-of-use Vehicle [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	18,282
Ending Balance	22,530	18,282
Right-of-use Vehicle [Member] | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	23,767
Additions	33,157	23,767
Termination of leases	(23,767)
Ending Balance	33,157	23,767
Right-of-use Vehicle [Member] | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(5,485)
Depreciation	(11,084)	(5,485)
Termination of leases	5,942
Ending Balance	$ (10,627)	$ (5,485)